Condensed Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Additional paid in capital	Accumulated deficit	Reserve from transactions with non-controlling interests	Total
Balance at Dec. 31, 2019	$ 13,182	$ 146,015	$ (152,702)	$ 20	$ 6,515
Loss for the period			(932)		(932)
Share-based payment to employees and non-employees			12		12
Balance at Jun. 30, 2020	13,182	146,015	(153,622)	20	5,595
Balance at Mar. 31, 2020	13,182	146,015	(152,511)	20	6,706
Loss for the period			(1,105)		(1,105)
Share-based payment to employees and non-employees			(6)		(6)
Balance at Jun. 30, 2020	13,182	146,015	(153,622)	20	5,595
Balance at Dec. 31, 2020	13,182	146,015	(155,605)	20	3,612
Loss for the period			(865)		(865)
Exercise of warrants to ordinary shares	421	91			512
Share-based payment to employees and non-employees			23		23
Balance at Jun. 30, 2021	13,603	146,106	(156,447)	20	3,282
Balance at Mar. 31, 2021	13,574	146,080	(155,307)	20	4,367
Loss for the period			(1,150)		(1,150)
Exercise of warrants to ordinary shares	29	26			55
Share-based payment to employees and non-employees			10		10
Balance at Jun. 30, 2021	$ 13,603	$ 146,106	$ (156,447)	$ 20	$ 3,282